MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Pulp and Paper Assets [Member]	Dec. 31, 2011 Building Plant and Equipment [Member] Predecessor [Member]	Dec. 31, 2011 Land [Member] Predecessor [Member]	Dec. 31, 2011 Landfill [Member]	Dec. 31, 2011 Landfill [Member] Predecessor [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Predecessor [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Other Long Term Debt [Member]	Dec. 31, 2011 Canadian Operations [Member]	Dec. 31, 2011 Snowflake Mill [Member]	Sep. 30, 2011 Snowflake Mill [Member] Building Plant and Equipment [Member]	Dec. 31, 2011 Snowflake Mill [Member] Land [Member]
Percentage Of Long Lived Assets To Total Assets			58.90%
Asset Impairment Charges					822.0		801.1	10.8	1.1		10.1	10.1	2.3	7.8	660.2	161.8	151.0	10.8
Business Exit Costs					823.6					1.1					0.5	1.1
Total				823.6	823.6
Property, Plant and Equipment, Useful Life						11 years
Description of Difference between Reported Amount and Reporting Currency Denominated Amount			Product sales prices and foreign exchange assumptions for 2014 of CDN$1.00 = US$0.93 were based on managements best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptionsforyears 2015 to 2018 were based on independent, published market forecasts. The foreign exchange assumption for CDN$1.00 ranged between US$0.92 and US$0.93 for the forecast period. The company estimated the fair value of its pulp and paper assets by discounting estimated future cash flows from the use of its long-lived assets and net working capital to present value.	Product sales prices and foreign exchange assumptions for 2012 of CDN$1.00 = US$0.99 were based on managements best estimates incorporating independent market information as well as analysis of historical data, trends and cycles. Product sales prices and foreign exchange assumptions for years 2013 to 2015 were based on independent, published market forecasts. The foreign exchange assumption was CDN$1.00 = US$0.97 in 2013 strengthening to CDN$1.00 = US$1.02 by 2015. Product sales prices and foreign exchange rate assumptions for 2016 and subsequent years were estimated by management based on long-term trend pricing for product sales prices and a long-term expected foreign exchange rate of CDN$1.00 = US$0.99.
Fair Value Of Assets Discount Rate			15.00%	11.00%
Loss from discontinued operations net of tax	11.0	8.7			161.8